Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of shares under option	5,000,000	5,500,000	12,100,000	15,473,750
Weighted average exercise price (in Dollars per share)	$ 0.08	$ 0.12	$ 0.20	$ 0.39
Weighted average remaining contractual term	43 days	131 days	1 year 65 days	2 years 164 days
Number of shares under option		6,249,008
Number of shares under option	1,000,000	3,425,000	2,875,000
Weighted average exercise price (in Dollars per share)	$ 0.02	$ 0.11	$ 0.18
Weighted average remaining contractual term	0 years	204 days	357 days
Number of shares under option	(1,000,000)	2,500,000	575,000
Weighted average exercise price (in Dollars per share)	$ 0.02	$ 0.05	$ 0.25
Number of shares under option	(500,000)	7,525,000	5,673,750
Warrant [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of shares under option	6,249,008	6,249,008	2,880,000	3,371,600
Weighted average exercise price (in Dollars per share)	$ 0.17	$ 0.17	$ 0.33	$ 0.39
Weighted avearge remaining contractual term	116 days	124 days	109 days	2 years 164 days